Summary Prospectus Supplement	June 7, 2016

Putnam VT Global Health Care Fund
Summary Prospectus dated April 30, 2016

The section Your fund's management is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst, portfolio manager of the fund since 2005

Samuel Cox, Analyst, portfolio manager of the fund since 2016

Sub-advisor

Putnam Investments Limited

Portfolio Manager

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

Mr. Cox joined the fund in June 2016 and is an Analyst.

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